American Funds Global Insight FundSM
Investment portfolio
January 31, 2022
unaudited
Common stocks 95.28% Information technology 21.84%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,524,553	$186,956
Broadcom, Inc.	318,174	186,412
Microsoft Corp.	596,654	185,547
ASML Holding NV1	256,620	175,528
Apple, Inc.	976,469	170,667
Visa, Inc., Class A	545,316	123,334
KLA Corp.	228,499	88,948
Fidelity National Information Services, Inc.	691,086	82,875
Keyence Corp.[1]	138,860	71,410
SAP SE1	531,186	65,766
GoDaddy, Inc., Class A2	821,207	62,174
EVERTEC, Inc.	1,053,019	45,954
Fujitsu, Ltd.[1]	344,400	45,424
Hamamatsu Photonics KK1	707,400	36,227
Trimble, Inc.[2]	419,279	30,255
Kulicke and Soffa Industries, Inc.	486,455	26,604
MKS Instruments, Inc.	168,005	26,096
Nokia Corp.[1,2]	4,254,267	25,229
VeriSign, Inc.[2]	115,006	24,977
Intel Corp.	504,313	24,621
Texas Instruments, Inc.	117,039	21,007
Jack Henry & Associates, Inc.	109,639	18,399
Analog Devices, Inc.	106,059	17,391
ServiceNow, Inc.[2]	29,132	17,065
Lam Research Corp.	28,412	16,761
Mastercard, Inc., Class A	42,649	16,479
Wolfspeed, Inc.[2]	174,115	16,409
Tokyo Electron, Ltd.[1]	31,100	15,117
Adobe, Inc.[2]	27,367	14,622
OBIC Co., Ltd.[1]	83,700	13,805
Euronet Worldwide, Inc.[2]	92,509	12,386
Micron Technology, Inc.	149,367	12,288
STMicroelectronics NV1	236,904	11,133
NetApp, Inc.	117,528	10,167
Nice, Ltd. (ADR)[2]	38,936	9,970
Dye & Durham, Ltd.	223,612	6,467
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[2]	110,000	3,570
		1,918,040
Financials 14.91%
AIA Group, Ltd.[1]	11,339,200	117,783
JPMorgan Chase & Co.	610,707	90,751
Aon PLC, Class A	322,415	89,128
Citizens Financial Group, Inc.	1,454,024	74,839
Intercontinental Exchange, Inc.	577,926	73,200
DNB Bank ASA[1]	2,847,999	67,742
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
DBS Group Holdings, Ltd.[1]	2,522,996	$66,094
CME Group, Inc., Class A	286,725	65,803
Moody’s Corp.	183,850	63,061
London Stock Exchange Group PLC[1]	633,247	61,855
Discover Financial Services	503,671	58,300
UBS Group AG1	2,923,705	54,208
Marsh & McLennan Companies, Inc.	332,417	51,073
Intesa Sanpaolo SpA[1]	16,966,336	50,153
First Republic Bank	218,315	37,897
S&P Global, Inc.	85,194	35,374
MSCI, Inc.	62,203	33,348
HDFC Bank, Ltd. (ADR)	467,624	32,093
State Street Corp.	293,056	27,694
Signature Bank	88,515	26,964
Banco Bilbao Vizcaya Argentaria, SA1	4,200,938	26,739
BNP Paribas SA1	317,704	22,704
Truist Financial Corp.	309,391	19,436
Western Alliance Bancorporation	168,079	16,672
Nasdaq, Inc.	91,755	16,443
Hong Kong Exchanges and Clearing, Ltd.[1]	249,600	14,087
UniCredit SpA[1]	814,836	12,853
Chubb, Ltd.	16,270	3,210
		1,309,504
Consumer discretionary 11.34%
Kering SA1	131,587	98,247
Hilton Worldwide Holdings, Inc.[2]	650,615	94,411
Industria de Diseño Textil, SA1	2,848,484	86,066
Cie. Financière Richemont SA, Class A1	571,454	82,872
EssilorLuxottica[1]	427,427	81,051
Royal Caribbean Cruises, Ltd.[2]	873,396	67,959
B&M European Value Retail SA1	8,420,079	64,421
Amazon.com, Inc.[2]	21,197	63,410
adidas AG1	158,089	43,055
Lear Corp.	253,949	42,491
Hermès International[1]	25,644	38,421
LVMH Moët Hennessy-Louis Vuitton SE1	43,093	35,433
YUM! Brands, Inc.	269,510	33,735
MercadoLibre, Inc.[2]	28,838	32,646
Dollar General Corp.	136,552	28,468
Flutter Entertainment PLC[1,2]	184,329	28,104
Lowe’s Companies, Inc.	106,471	25,271
VF Corp.	259,690	16,934
TJX Companies, Inc.	167,890	12,083
NIKE, Inc., Class B	77,703	11,505
Nitori Holdings Co., Ltd.[1]	60,900	8,727
		995,310
Health care 11.22%
UnitedHealth Group, Inc.	314,409	148,580
Novo Nordisk A/S, Class B1	1,352,330	135,380
AstraZeneca PLC[1]	1,096,388	127,223
Abbott Laboratories	759,378	96,790
Danaher Corp.	201,623	57,622
Eli Lilly and Company	191,686	47,038
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Seagen, Inc.[2]	316,285	$42,543
Gilead Sciences, Inc.	585,869	40,237
Grifols, SA, Class A, non-registered shares[1]	1,666,925	29,372
Grifols, SA, Class B (ADR)	715,968	8,406
Edwards Lifesciences Corp.[2]	324,203	35,403
Genmab A/S1,2	97,430	33,100
Zimmer Biomet Holdings, Inc.	260,427	32,038
Koninklijke Philips NV (EUR denominated)[1]	431,189	14,305
Koninklijke Philips NV	410,579	13,664
Anthem, Inc.	57,513	25,363
Johnson & Johnson	143,513	24,726
BeiGene, Ltd. (ADR)[2]	100,787	24,449
Merck & Co., Inc.	201,291	16,401
Shionogi & Co., Ltd.[1]	233,900	13,153
Vertex Pharmaceuticals, Inc.[2]	46,016	11,184
Straumann Holding AG1	4,730	7,819
		984,796
Industrials 10.60%
Safran SA1	932,318	113,111
ABB, Ltd.[1]	2,437,747	84,256
Airbus SE, non-registered shares[1,2]	651,933	83,225
Honeywell International, Inc.	356,906	72,980
AMETEK, Inc.	499,793	68,357
Northrop Grumman Corp.	155,971	57,694
ITT, Inc.	617,157	56,729
SMC Corp.[1]	88,000	49,224
Ryanair Holdings PLC (ADR)[2]	434,285	48,475
Norfolk Southern Corp.	173,921	47,305
Carrier Global Corp.	740,854	35,324
CSX Corp.	860,016	29,430
HEICO Corp., Class A	142,523	15,635
HEICO Corp.	82,698	11,279
Epiroc AB, Class A1	987,300	20,986
TFI International, Inc. (CAD denominated)	210,157	20,228
MTU Aero Engines AG1	95,626	20,165
DSV A/S1	92,391	18,788
TransDigm Group, Inc.[2]	28,745	17,712
Jardine Matheson Holdings, Ltd.[1]	293,500	17,345
Dun & Bradstreet Holdings, Inc.[2]	807,641	16,201
DKSH Holding AG1	151,538	12,121
RELX PLC[1]	389,659	11,943
Axon Enterprise, Inc.[2]	16,674	2,333
		930,846
Consumer staples 8.13%
Philip Morris International, Inc.	985,206	101,328
Carlsberg A/S, Class B1	538,158	87,007
Nestlé SA1	616,559	79,432
L’Oréal SA, non-registered shares[1]	155,070	66,381
British American Tobacco PLC[1]	1,541,547	65,610
Danone SA1	1,042,434	64,943
Reckitt Benckiser Group PLC[1]	778,630	63,146
Anheuser-Busch InBev SA/NV1	945,311	59,559
Costco Wholesale Corp.	96,765	48,879
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Diageo PLC[1]	564,041	$28,432
Unilever PLC (GBP denominated)[1]	401,507	20,413
Shiseido Company, Ltd.[1]	352,400	17,833
General Mills, Inc.	164,000	11,264
		714,227
Communication services 7.25%
Alphabet, Inc., Class A2	21,462	58,078
Alphabet, Inc., Class C2	21,018	57,042
Meta Platforms, Inc., Class A2	290,193	90,906
Comcast Corp., Class A	1,560,342	78,001
América Móvil, SAB de CV, Series L (ADR)	3,523,061	66,445
Netflix, Inc.[2]	151,102	64,542
Tencent Holdings, Ltd.[1]	959,200	58,547
Koninklijke KPN NV1	14,398,983	47,396
Activision Blizzard, Inc.	477,119	37,697
Electronic Arts, Inc.	238,583	31,650
Charter Communications, Inc., Class A2	52,949	31,417
Cable One, Inc.	9,873	15,251
		636,972
Energy 3.38%
Chevron Corp.	650,206	85,392
TotalEnergies SE1	1,203,416	68,164
EOG Resources, Inc.	530,214	59,108
TC Energy Corp. (CAD denominated)	878,068	45,342
ConocoPhillips	436,844	38,713
		296,719
Materials 2.77%
Shin-Etsu Chemical Co., Ltd.[1]	399,200	66,853
Air Liquide SA, non-registered shares[1]	322,561	55,318
Vale SA, ordinary nominative shares (ADR)	3,524,155	53,497
Asahi Kasei Corp.[1]	4,769,900	46,900
Givaudan SA1	3,997	16,581
Barrick Gold Corp.	212,553	4,071
		243,220
Utilities 2.55%
Enel SpA[1]	8,792,690	67,411
Engie SA1	4,284,601	65,645
AES Corp.	1,516,111	33,628
Exelon Corp.	438,280	25,398
Sempra Energy	87,111	12,035
Ørsted AS1	94,951	10,117
Iberdrola SA, non-registered shares[1,2]	851,805	9,840
		224,074
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate 1.29%	Shares	Value (000)
Link Real Estate Investment Trust REIT[1]	4,459,421	$38,239
Equinix, Inc. REIT	41,031	29,743
Crown Castle International Corp. REIT	148,155	27,040
Altus Group, Ltd.	370,000	17,759
		112,781
Total common stocks (cost: $7,786,649,000)		8,366,489
Preferred securities 0.76% Information technology 0.57%
Samsung Electronics Co., Ltd., preferred shares (GDR)[1]	35,213	49,865
Health care 0.19%
Sartorius AG, nonvoting non-registered preferred shares[1]	31,982	17,122
Total preferred securities (cost: $71,524,000)		66,987
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[2]	182,846	188
Total rights & warrants (cost: $0)		188
Short-term securities 4.06% Money market investments 4.06%
Capital Group Central Cash Fund 0.10%[3,4]	3,567,455	356,745
Total short-term securities (cost: $356,741,000)		356,745
Total investment securities 100.10% (cost: $8,214,914,000)		8,790,409
Other assets less liabilities (0.10)%		(9,147)
Net assets 100.00%		$8,781,262
Investments in affiliates4

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)
Short-term securities 4.06%
Money market investments 4.06%
Capital Group Central Cash Fund 0.10%[3]	$154,525	$567,250	$365,027	$(2)	$(1)	$356,745	$76
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.10%[3,5]	17,077	—	17,077[6]			—	—[7]
Total short-term securities						356,745
Total 4.06%				$(2)	$(1)	$356,745	$76
American Funds Global Insight Fund — Page 5 of 8

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,482,524,000, which represented 39.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 1/31/2022.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Affiliated issuer during the reporting period but no longer held at 1/31/2022.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
American Funds Global Insight Fund — Page 6 of 8

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,458,401	$459,639	$—	$1,918,040
Financials	815,286	494,218	—	1,309,504
Consumer discretionary	428,913	566,397	—	995,310
Health care	624,444	360,352	—	984,796
Industrials	499,682	431,164	—	930,846
Consumer staples	161,471	552,756	—	714,227
Communication services	531,029	105,943	—	636,972
Energy	228,555	68,164	—	296,719
Materials	57,568	185,652	—	243,220
Utilities	71,061	153,013	—	224,074
Real estate	74,542	38,239	—	112,781
Preferred securities	—	66,987	—	66,987
Rights & warrants	188	—	—	188
Short-term securities	356,745	—	—	356,745
Total	$5,307,885	$3,482,524	$—	$8,790,409
American Funds Global Insight Fund — Page 7 of 8

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-122-0322O-S85397	American Funds Global Insight Fund — Page 8 of 8